Equity (Details Narrative) - $ / shares	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000
Class A Common Stock [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, voting rights	Expect as required by law, the Class A Common Stock will have no voting rights.	Except as required by law, the Class A Common Stock will have no voting rights.
Class B Common Stock [Member]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, voting rights	Each holder of shares of Class B Commons Stock will be entitles to one vote for each share.	Each holder of shares of Class B Commons Stock will be entitled to one vote for each share.